Income Taxes, Net Deferred Tax Asset (Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Allowance for loan losses	$ 4,592	$ 5,227
Deferred compensation and employee benefits	4,608	4,283
Accrued expenses	1,213	1,247
PCI loans	1,935	2,150
Basis difference in investments	382	1,084
Net operating loss and tax credit carry forwards	631	773
Other	1,318	1,720
Total deferred tax assets	14,679	16,484
Deferred tax assets valuation allowance	(426)	(457)
Deferred tax liabilities
Mortgage servicing rights	(5,860)	(6,657)
Leasing	(4,057)	(4,274)
Mark to market, net	(7,635)	(5,761)
Intangible assets	(1,494)	(1,885)
Net unrealized gains on investment securities	(2,737)	(1,155)
Insurance reserves	(2,087)	(2,068)
Other	(1,635)	(1,733)
Total deferred tax liabilities	(25,505)	(23,533)
Net deferred tax liability	$ (11,252)	$ (7,506)